Goodwill and other intangible assets - Additional Information (Details) - USD ($)	7 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2019
Goodwill and other intangible assets
Amortization Of Intangible Assets		$ 6,397,000	$ 9,370,000	$ 9,326,000
Changes in the carrying amount of goodwill		0	0
Goodwill impairment charge	$ 0
Westernbank FDIC assisted transaction
Goodwill and other intangible assets
Finite-Lived Core Deposits, Gross		24,400,000
FDIC Assisted Partial Acquisition Of Doral Bank
Goodwill and other intangible assets
Finite-Lived Customer Relationships, Gross		$ 16,300,000
Credit card portfolio acquisition
Goodwill and other intangible assets
Finite-Lived Customer Relationships, Gross			9,600,000
Discounted cash flow approach | Minimum
Goodwill and other intangible assets
Cost of equity discount rate		10.72%
Discounted cash flow approach | Maximum
Goodwill and other intangible assets
Cost of equity discount rate		15.13%
Trademarks | E-Loan
Goodwill and other intangible assets
Identifiable intangible assets		$ 6,100,000	$ 6,100,000
Banco Popular de Puerto Rico
Goodwill and other intangible assets
Step 1 Fair Value Excess Over Carrying Amount	$ 282,000,000				$ 1,200,000,000
Percentage excess of fair value of reporting unit over equity value	9.00%				37.00%
Popular U.S.
Goodwill and other intangible assets
Step 1 Fair Value Excess Over Carrying Amount	$ 215,000,000				$ 338,000,000
Percentage excess of fair value of reporting unit over equity value	13.00%				21.00%
Banco Popular de Puerto Rico and Popular Bank
Goodwill and other intangible assets
Percentage Of Goodwill	91.00%